Note 22 - Income Taxes - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current income tax receivable
Non-current income tax receivable		4,579
Current tax assets		4,579
Current income tax payable	6,574	149
Non-current income tax payable	23,099
Current tax liabilities	$ 29,673	$ 149